(a) Investments in entities under joint control - Summary Of Investment In Joint Control That Are Accounted Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Closing balance	₨ 3,007	$ 37
Abha Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance			$ 89
Share in loss of jointly controlled entity			(7)
Acquired during the year			(82)
Heramba Renewables Limited
Disclosure of joint ventures [line items]
Opening balance			170
Share in loss of jointly controlled entity			(14)
Acquired during the year			(156)
Aalok Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance			91
Share in loss of jointly controlled entity			(7)
Acquired during the year			(84)
Shreyas Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance			174
Share in loss of jointly controlled entity			(17)
Acquired during the year			$ (157)